April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 131.9%
Corporate(a) — 28.0%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 07/01/53	$45,200	$ 46,847,839
Sustainability Bonds, 5.00%, 12/01/53	6,670	6,914,960
Sustainability Bonds, 5.25%, 01/01/54	6,000	6,228,072
Sustainability Bonds, 5.50%, 10/01/54	39,775	42,810,296
Series A, Sustainability Bonds, 5.00%, 01/01/56	15,000	15,417,020
Series B, Sustainability Bonds, 5.00%, 01/01/55	35,400	36,407,430
Series E, Sustainability Bonds, 5.00%, 02/01/55	5,000	5,249,497
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	15,480	16,169,350
Series F, Sustainability Bonds, 5.00%, 02/01/55	25,000	26,423,536
Series G, Sustainability Bonds, 5.25%, 11/01/54	50,000	52,494,805
Series G, Sustainability Bonds, 5.00%, 11/01/55	27,415	28,168,371
California Municipal Finance Authority, RB, Series A, AMT, 4.38%, 09/01/53	2,935	2,937,225
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	17,810	19,477,615
		305,546,016
County/City/Special District/School District — 27.1%
Anaheim City School District, GO, (AGM), 5.00%, 08/01/51	5,615	5,775,793
Berkeley Unified School District, GO, Series F, Election 2020, 5.00%, 08/01/54	10,000	10,433,423
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	945	954,994
California Statewide Communities Development Authority, SAB
Series B, 5.00%, 09/02/52	1,785	1,693,081
Series C, 4.00%, 09/02/50	4,985	4,759,581
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	13,355	14,391,856
Chaffey Joint Union High School District, GO, CAB(b)
Series H, Election 2012, 0.00%, 08/01/48	4,000	1,283,056
Series H, Election 2012, 0.00%, 08/01/49	3,750	1,176,945
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,300	1,302,975
City of Oakland California, GO, Series D, 5.25%, 07/15/48	3,215	3,429,637
Clovis Unified School District, GO, Series C, Election 2020, 4.00%, 08/01/48	7,275	6,729,498
Coachella Valley Unified School District, GO, Series F, Election 2005, (BAM), 5.00%, 08/01/46	2,990	3,000,269
Dublin Unified School District, GO, Series B, Election 2020, 4.25%, 08/01/53	5,805	5,486,360
El Rancho Unified School District, GO, Series D, Election 2016, (BAM), 5.75%, 08/01/48	750	823,874
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	5,000	4,800,414
Garden Grove Public Financing Authority, RB, Series A, (BAM), 5.00%, 04/01/49	3,625	3,884,399
Indio Finance Authority, Refunding RB
Series A, (BAM), 5.25%, 11/01/47	2,225	2,352,035
Series A, (BAM), 5.25%, 11/01/52	7,000	7,317,890
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/43	1,275	1,346,849
Jurupa Unified School District, GO, Series A, Election 2024, (BAM), 08/01/50(c)	10,000	10,657,208
La Canada Unified School District, GO, Series A, Election 2017, 5.00%, 08/01/47	6,945	7,087,239
Security	Par (000)	Value
County/City/Special District/School District (continued)
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	$625	$ 571,696
Las Virgenes Unified School District, GO(c)
Series B, Election 2022, 08/01/51	4,500	4,806,942
Series B, Election 2022, 08/01/54	10,000	10,434,695
Los Angeles Unified School District, GO, Series RYQ, 4.00%, 07/01/44	10,475	9,914,437
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	5,092,213
Modesto High School District, GO, Series B, 08/01/50(c)	4,295	4,574,304
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	6,002,907
Oakland Unified School District/Alameda County, GO, Series A, (BAM), 4.00%, 08/01/46	14,380	13,513,794
Oxnard School District, GO, Series A, Election 2016, (BAM), 5.00%, 08/01/45	2,500	2,527,645
Oxnard Union High School District, GO, Series B, 5.00%, 08/01/45	6,560	6,682,743
Peralta Community College District, GO
Series B, 5.50%, 08/01/52	2,500	2,675,086
Series C-1, Election 2018, 5.00%, 08/01/50	4,580	4,799,707
Series C-1, Election 2018, 5.00%, 08/01/54	5,510	5,748,234
Ravenswood City School District, GO, Election 2022, (BAM), 5.25%, 08/01/53	7,570	7,900,104
Redwood City School District, GO
Series C, 4.00%, 08/01/44	2,800	2,659,265
Series A, Election 2022, 5.00%, 08/01/52	6,000	6,218,021
San Diego Unified School District, GO, Series F-2, Sustainability Bonds, 4.25%, 07/01/52	6,270	5,904,356
San Francisco Bay Area Rapid Transit District, GO
Class D1, Election 2016, Sustainability Bonds, 4.25%, 08/01/52	9,500	9,032,094
Series D-1, Election 2016, Sustainability Bonds, 4.00%, 08/01/47	9,075	8,460,351
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	26,000	27,310,654
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	12,724,206
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/43	6,355	6,005,642
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/45	4,000	4,308,918
Santa Monica Community College District, GO, Series B, 4.00%, 08/01/45	10,000	9,620,692
Santa Rosa High School District, GO, Series A, Election 2022, 4.00%, 08/01/49	7,050	6,396,692
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	5,000	5,136,655
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	5,000	4,564,606
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,252,253
		295,526,288
Education — 11.5%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	10,060,146
Series A, 5.00%, 10/01/55	11,420	11,989,916
Series U-7, 5.00%, 06/01/46	7,525	8,159,413
California Enterprise Development Authority, RB(d)
8.00%, 11/15/62	1,760	1,714,517
Series A, 5.00%, 07/01/50	600	550,203

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
California Municipal Finance Authority, RB, 4.00%, 10/01/51	$1,150	$ 896,841
California Municipal Finance Authority, Refunding RB(d)
5.00%, 08/01/39	290	242,181
5.00%, 08/01/48	350	264,963
California School Finance Authority, RB(d)
5.00%, 08/01/52	1,875	1,817,239
5.00%, 08/01/61	2,950	2,720,533
Series A, 5.00%, 07/01/54	1,150	1,097,977
Series A, 5.00%, 06/01/58	6,615	6,025,425
Series A, 5.00%, 07/01/59	2,565	2,395,925
Series A, 5.00%, 08/01/59	2,365	2,195,843
Series B, 4.00%, 07/01/45	1,005	841,465
California School Finance Authority, Refunding RB(d)
Series A, 5.00%, 07/01/36	755	756,363
Series A, 5.88%, 06/01/53	700	703,817
Sustainability Bonds, 5.50%, 08/01/43	420	431,728
Sustainability Bonds, 5.50%, 08/01/47	400	405,561
California State University, RB
Series A, 5.50%, 11/01/49	15,000	16,345,957
Series A, 5.50%, 11/01/55	5,000	5,449,805
California State University, Refunding RB
Series A, 5.00%, 11/01/48	12,395	12,574,525
Series A, 5.00%, 11/01/50	9,260	9,394,379
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	9,000	8,301,687
Series BW, 5.00%, 05/15/54	12,500	13,001,347
Series O, 5.00%, 05/15/48	2,990	3,035,152
Series Q, 3.00%, 05/15/51	6,000	4,508,218
		125,881,126
Health — 4.9%
California Health Facilities Financing Authority, RB
5.00%, 02/01/37	2,625	2,680,326
Series A, 5.00%, 11/15/48	3,000	3,004,111
Series A, 5.00%, 12/01/54	1,000	1,015,927
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,005	4,690,768
Series A, 4.00%, 03/01/43	545	458,435
Series A, 4.00%, 04/01/45	3,570	3,190,328
Series A, 5.00%, 11/15/48	17,280	17,302,559
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/47	9,250	9,266,441
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(d)	8,600	7,776,504
California Statewide Communities Development Authority, RB, Sustainability Bonds, 4.00%, 08/01/45	5,000	4,235,884
		53,621,283
Housing — 6.8%
California Housing Finance Agency, RB, M/F Housing
Series 2021-1, Class A, 3.50%, 11/20/35	9,371	8,911,677
Series T, (FHLMC), 4.10%, 07/01/40	12,000	11,235,086
Series 2021-2, Class A, Sustainability Bonds, (FHLMC), 3.75%, 03/25/35	17,592	17,258,220
Series U, Sustainability Bonds, (FHLMC), 4.10%, 09/01/40	10,000	9,315,519
Series V, Sustainability Bonds, (FNMA), 4.10%, 09/01/40	10,000	9,315,424
Security	Par (000)	Value
Housing (continued)
California Municipal Finance Authority, RB, M/F Housing, Series A, (FNMA), 4.88%, 11/01/43	$3,100	$ 3,138,566
CSCDA Community Improvement Authority, RB, M/F Housing(d)
4.00%, 10/01/46	695	540,237
Series A, 3.00%, 09/01/56	1,475	949,684
Mezzanine Lien, 4.00%, 05/01/57	5,660	3,974,095
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	1,625	1,078,296
San Diego Housing Authority, Inc., RB, M/F Housing, Series E, (FHLMC), 4.20%, 06/01/40	5,805	5,510,223
Santa Clara County Housing Authority, RB, M/F Housing, Series A, 6.00%, 08/01/41	3,500	3,501,173
		74,728,200
State — 11.4%
California State Public Works Board, RB
Series A, 5.00%, 04/01/44	7,500	7,964,920
Series A, 5.00%, 04/01/45	8,670	9,176,930
Series A, 5.00%, 04/01/46	14,300	15,112,410
Series A, 5.00%, 04/01/50	14,275	15,005,407
Series B, 4.00%, 05/01/46	10,075	9,298,238
Series D, 5.00%, 11/01/47	18,275	19,022,232
California Statewide Communities Development Authority, SAB, S/F Housing, 5.00%, 09/02/39	1,060	1,092,504
State of California, Refunding GO
5.00%, 10/01/45	5,000	5,259,356
5.00%, 10/01/47	10,740	10,780,991
4.13%, 03/01/49	2,000	1,928,005
5.00%, 09/01/52	5,000	5,198,583
5.00%, 03/01/55	5,000	5,261,753
Series CX, 4.50%, 12/01/50	19,425	19,593,850
		124,695,179
Tobacco — 3.6%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	4,450	4,149,218
Series A, 4.00%, 06/01/49	2,755	2,377,930
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	7,575	1,690,412
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,826,311
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(d)	57,200	3,428,374
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	10,370	10,409,365
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(b)	14,735	1,569,595
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(b)	2,855	1,269,146
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,250	8,238,971
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	22,600	4,727,619
		39,686,941
Transportation — 29.3%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/37	3,790	3,825,544
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	20,000	18,895,499
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, AMT, (AGM), 4.38%, 07/01/49	$2,400	$ 2,219,572
Series B, AMT, 5.25%, 07/01/49	5,385	5,487,127
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(d)	44,985	43,266,275
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	21,415	18,141,602
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,573,211
Series A, AMT, 5.00%, 05/15/45	10,000	10,061,709
Series A, AMT, 4.00%, 05/15/49	5,000	4,243,211
Series B, AMT, 5.00%, 05/15/41	8,500	8,506,447
Series B, AMT, 5.00%, 05/15/46	11,280	11,102,751
Series E, AMT, 5.00%, 05/15/44	7,000	7,126,159
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/47	2,450	2,550,193
Series A, AMT, 5.00%, 05/15/45	1,940	1,971,467
Series A, AMT, 5.00%, 05/15/46	7,000	7,019,930
AMT, Subordinate, 4.00%, 11/15/31(e)	115	116,373
AMT, Subordinate, 5.00%, 05/15/46	5,980	6,036,737
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	3,000	3,035,869
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	9,000	7,414,153
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,083,692
Series A, AMT, 5.00%, 03/01/41	11,250	11,268,451
Series A, AMT, 5.00%, 03/01/47	15,140	15,118,811
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	6,485	6,397,613
Series B, AMT, 5.00%, 07/01/53	6,000	6,061,907
Series B, AMT, Subordinate, 5.00%, 07/01/51	10,000	9,966,973
Series B, AMT, Subordinate, 5.00%, 07/01/56	14,855	14,598,224
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	4,765	4,871,662
Series A, AMT, 5.00%, 05/01/47	14,220	14,154,707
Series A, AMT, 5.25%, 05/01/55	17,000	17,311,387
Series A, AMT, 5.50%, 05/01/55	5,000	5,208,606
Series B, AMT, 5.00%, 05/01/46	5,870	5,869,407
Series E, AMT, 5.00%, 05/01/45	2,515	2,530,815
Series E, AMT, 5.00%, 05/01/50	27,195	27,055,716
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	6,900	7,287,090
		319,378,890
Utilities — 9.3%
California Infrastructure & Economic Development Bank, RB
Series A, 5.25%, 07/01/49	6,000	6,048,214
Series A, 5.25%, 07/01/54	3,500	3,509,036
Sustainability Bonds, 5.00%, 10/01/48	10,000	10,112,868
California Pollution Control Financing Authority, Refunding RB, 5.00%, 07/01/39(d)	1,000	1,016,799
Security	Par (000)	Value
Utilities (continued)
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	$15,000	$ 13,691,890
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	1,260	1,313,597
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/49	3,835	3,951,359
Livermore Valley Water Financing Authority, RB
Series A, 5.00%, 07/01/48	1,795	1,877,551
Series A, 5.00%, 07/01/53	2,740	2,846,795
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/50	4,500	4,140,017
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 5.00%, 08/15/50	3,730	3,863,632
Series K, Sustainability Bonds, 5.00%, 08/15/53	13,000	13,638,362
San Diego Public Facilities Financing Authority, RB
Series A, 5.00%, 05/15/54	10,175	10,554,647
Series A, Subordinate, 5.00%, 05/15/52	6,970	7,193,587
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series C, Sustainability Bonds, 5.00%, 10/01/54	11,865	12,323,391
San Mateo Foster City Public Financing Authority, RB, 5.00%, 08/01/49	4,840	4,947,768
		101,029,513
Total Municipal Bonds in California		1,440,093,436
New Hampshire — 0.9%
Housing — 0.9%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.93%, 07/20/39(a)	9,971	9,497,167
Puerto Rico — 4.5%
State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	13,045	12,021,939
Series A-1, Restructured, 5.00%, 07/01/58	16,785	15,950,728
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,207,626
Series A-2, Restructured, 4.33%, 07/01/40	1,804	1,691,726
Series B-1, Restructured, 4.75%, 07/01/53	1,063	966,803
Series B-1, Restructured, 5.00%, 07/01/58	7,714	7,330,588
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,407,311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	23,743	7,611,597
Total Municipal Bonds in Puerto Rico		49,188,318
Total Municipal Bonds — 137.3% (Cost: $1,509,580,721)		1,498,778,921
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
California — 30.5%
County/City/Special District/School District — 7.0%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,182,577

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/48	$20,000	$ 20,786,034
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/43	13,345	13,605,129
Los Angeles Unified School District, GO, Sustainability Bonds, 5.25%, 07/01/48	25,000	26,680,670
		76,254,410
Education — 6.4%
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	58,218,032
University of California, Refunding RB, Series AZ, 5.00%, 05/15/48	12,000	12,158,701
		70,376,733
State — 3.4%
State of California, Refunding GO
5.00%, 04/01/47(g)	10,000	10,435,561
5.00%, 03/01/55	25,000	26,308,765
		36,744,326
Transportation — 11.6%
City of Los Angeles Department of Airports, ARB, 0.00%,	8,975	8,996,197
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	25,000	26,135,317
Series S, AMT, 5.00%, 05/15/51	19,235	19,275,334
San Diego County Regional Airport Authority, ARB, AMT, Series B, 5.00%, 07/01/48	20,795	20,963,918
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB(g)
2nd Series, Class D, AMT, 5.00%, 05/01/28(e)	20	30,722,919
Series A, AMT, 5.50%, 05/01/55	20,000	20,834,422
		126,928,107
Utilities — 2.1%
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)(g)	10,000	10,744,755
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	11,690	11,793,111
		22,537,866
Total Municipal Bonds in California		332,841,442
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.5% (Cost: $331,304,341)		332,841,442
Total Long-Term Investments — 167.8% (Cost: $1,840,885,062)		1,831,620,363

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(h)(i)	14,631,929	$ 14,633,392
Total Short-Term Securities — 1.3% (Cost: $14,633,392)		14,633,392
Total Investments — 169.1% (Cost: $1,855,518,454)		1,846,253,755
Liabilities in Excess of Other Assets — (0.9)%		(10,011,641)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(217,932,359)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.2)%		(526,400,000)
Net Assets Applicable to Common Shares — 100.0%		$ 1,091,909,755

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 1, 2027 to December 1, 2032, is $49,806,954.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 57,500,237	$ —	$ (42,866,845)(a)	$ —	$ —	$ 14,633,392	14,631,929	$ 1,067,237	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,498,778,921	$ —	$ 1,498,778,921
Municipal Bonds Transferred to Tender Option Bond Trusts	—	332,841,442	—	332,841,442
Short-Term Securities
Money Market Funds	14,633,392	—	—	14,633,392
	$14,633,392	$1,831,620,363	$—	$1,846,253,755
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(216,019,985)	$—	$(216,019,985)
VRDP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)
	$—	$(742,419,985)	$—	$(742,419,985)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
ST	Special Tax
Schedule of Investments